Accounts Payable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Accounts Payable [Abstract]
Bonus amount		$ 100	$ 82
NLS advance payment	[1]		$ 400

[1]	During 2024, the Company received an advance of $400 thousand from NLS Pharmaceutics Ltd. (“NLS”) to fund shared transaction costs related to the merger. Upon the closing of the merger in 2025, the outstanding balance of this current account was settled as part of the transaction, and the intercompany balance was eliminated in the consolidated financial statements.